UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  375 Park Avenue
          New York, New York 10152

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-688-3011
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     August 8, 2001

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       30

Form 13F Information Table Value Total:  498,080

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
AMERICAN  MGMT  SYSTEMS INC.   COMMON       027352 10 3   35400   1500000     SH         SOLE            1500000     0         0
ANALOG DEVICES , INC.          COMMON       032654 10 5   31573    730000     SH         SOLE             730000     0         0
ARROW ELECTRONICS INC.         COMMON       042735 10 0   10930    450000     SH         SOLE             450000     0         0
ARVINMERITOR, INC.             COMMON       043353 10 1    8537    510000     SH         SOLE             510000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   28800    600000     SH         SOLE             600000     0         0
BRADY CORPORATION              COMMON       104674 10 6   20247    560400     SH         SOLE             560400     0         0
BROADWING INC.                 COMMON       111620 10 0   22005    900000     SH         SOLE             900000     0         0
CABLETRON SYSTEMS INC.         COMMON       126920 10 7    4570    200000     SH         SOLE             200000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   36090    600000     SH         SOLE             600000     0         0
CHURCH & DWIGHT CO., INC.      COMMON       171340 10 2    4835    190000     SH         SOLE             190000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   20570    680000     SH         SOLE             680000     0         0
FIRST UNION CORPORATION        COMMON       337358 10 5   10482    300000     SH         SOLE             300000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2   37860   1450000     SH         SOLE            1450000     0         0
GENUITY INC.                   CL A COMMON  37248E 10 3   11232   3600000     SH         SOLE            3600000     0         0
HOUSEHOLD INTERNATIONAL INC    COMMON       441815 10 7   26680    400000     SH         SOLE             400000     0         0
IMPATH, INC.                   COMMON       45255G 10 1   15505    350000     SH         SOLE             350000     0         0
INTEL CORPORATION              COMMON       458140 10 0   38025   1300000     SH         SOLE            1300000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    7121    430000     SH         SOLE             430000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   22080    300000     SH         SOLE             300000     0         0
NEXTEL COMMUNICATIONS INC.     CL A COMMON  65332V 10 3    4200    240000     SH         SOLE             240000     0         0
PARTNER RE LTD.                COMMON       G6852T 10 5    5086     91800     SH         SOLE              91800     0         0
PEERLESS SYSTEMS CORP.         COMMON       705536 10 0     731    395000     SH         SOLE             395000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   16656   1600000     SH         SOLE            1600000     0         0
PROBUSINESS SERVICES, INC.     COMMON       742674 10 4    4248    160000     SH         SOLE             160000     0         0
REYNOLDS & REYNOLDS CO.        CL A COMMON  761695 10 5   10975    500000     SH         SOLE             500000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    9870    300000     SH         SOLE             300000     0         0
SUNGARD DATA SYSTEMS INC.      COMMON       867363 10 3   18006    600000     SH         SOLE             600000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2    3496    533757     SH         SOLE             533757     0         0
UNIFIRST CORPORATION           COMMON       904708 10 4    2850    150000     SH         SOLE             150000     0         0
UNISYS CORPORATION             COMMON       909214 10 8   29420   2000000     SH         SOLE            2000000     0         0